EQUITY TRANSACTIONS (Details Narrative) - USD ($)		12 Months Ended
	May 21, 2024	May 31, 2024
Class of Stock [Line Items]
Debt conversion shares issued		2,265,475,967
Debt conversion converted amount		$ 350,472
Common Stock [Member]
Class of Stock [Line Items]
Common stock issued for services, shares		185,000,000
Common stock issued for services, value		$ 102,700
Note Purchase Agreement [Member]
Class of Stock [Line Items]
Loan received	$ 500,000
Principal amount	$ 555,555
Interest rate	12.00%
Number of warrants purchased	5,555,555,500
Exercise price	$ 0.0001
Shares registered for Note 3	1,455,524,579
Equity Agreement [Member]
Class of Stock [Line Items]
Number of shares issued, shares		349,461,323
Net proceeds		$ 55,730